CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 2,329,460	$ 8,748,945
Cost of revenues	(2,017,374)	(8,260,142)
GROSS PROFIT	312,086	488,803
OPERATING EXPENSES
Selling expenses		(12,487)
General and administrative expenses	(2,736,409)	(812,848)
TOTAL OPERATING EXPENSES	(2,736,409)	(825,335)
LOSS FROM OPERATIONS	(2,424,323)	(336,532)
OTHER EXPENSE
Interest expenses, net of interest income	(48,725)	(57,566)
Other finance cost	(7,065)	(7,016)
Other expense, net	(2,776)	(1,770)
Total other expense, net	(58,566)	(66,352)
LOSS BEFORE INCOME TAXES	(2,482,889)	(402,884)
INCOME TAXES BENEFITS		34,069
NET LOSS	(2,482,889)	(368,815)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(11,339)	(61,856)
COMPREHENSIVE LOSS	$ (2,494,228)	$ (430,671)
Earnings per share - Basic	$ (2.90)	$ (0.67)
Earnings per share - Diluted	$ (2.90)	$ (0.67)
Weighted Average Number of Ordinary Shares Outstanding - Basic	856,600	550,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	856,600	550,000